Schedule of capital management (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Net income (loss) from derivative operations		R$ (87,603)	R$ 290,856
Income (loss) from operations with other derivatives		285,009	155,165
Total loans and derivatives (notes 19 and 36)		3,398,333	1,879,109
Lease - Liabilities (note 15)		9,063,539	8,378,835
Lease - Assets (note 15)		(243,121)	(162,198)
Less: Cash and cash equivalents (note 4)		(5,228,615)	(2,575,291)
FIC (note 5)		(4,568,020)	(2,070,438)
Net debt		2,422,116	5,450,017
Other derivatives (note 36)		457,892	161,429
Financing of 5G lincense		843,020
Adjusted net debt		3,723,028	5,611,447
EBITDA	[1]	R$ 9,459,299	R$ 8,330,038
Leverage ratio		0.0039	0.0065
Profit for the year		R$ 2,957,174	R$ 1,828,254	R$ 3,622,127
Depreciation and amortization		5,691,696	5,527,012
Financial Income (Expenses)		(652,806)	(810,622)	21,210
Income tax and social contribution		146,051	164,150	R$ 913,940
Equity in investment		R$ 11,572

[1]	Adjusted EBITDA: Presentation of Adjusted EBITDA as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. Adjusted EBITDA is calculated by adding back financial income (expenses), income tax and social contribution, depreciation and amortization cost and expense, and share of loss of an associate to profit for the year.